8. Deferred Taxes (Details - Deferred tax movement) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Taxes
Deferred tax, beginning balance	$ (2,750,314)	$ (2,557,571)	$ (2,764,734)
Sale of Nova - Discontinued operation	0	206,679	0
Currency exchange difference	119,998	(383,555)	71,026
Deferred tax benefit/(Expense)	273,071	(15,867)	136,137
Deferred tax, ending balance	$ (2,357,245)	$ (2,750,314)	$ (2,557,571)